INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES) - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) royalty	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of royalties | royalty	35
Sale of royalties, cash consideration	$ 46.2
Sale of royalties, transaction costs	0.3
Gain on sale of royalties	45.9	$ 0.0
Insurance recovery	10.2
Percent of assets and liabilities derecognized		30.00%
Gain on establishment of the Rosebel UJV3	$ 0.0	$ 16.9
Rosebel UJV
Disclosure of detailed information about borrowings [line items]
Percent of assets and liabilities derecognized		30.00%
Gain on establishment of the Rosebel UJV3		$ 16.9